GOODWILL	12 Months Ended
Feb. 29, 2016
Goodwill, Impaired, Accumulated Impairment Loss [Abstract]
Goodwill Disclosure [Text Block]
8.	GOODWILL

Changes in the carrying amount of goodwill for the years ended February 28, 2015 and February 29, 2016 consisted of the following:

	As of	As of
	February 28,	February 29,
	2015	2016
Gross amount:
Beginning balance	$9,034,090	$13,854,592
Addition (Note 3)	4,831,683	74,700,577
Exchange difference	(11,181)	(8,386)
Ending balance	13,854,592	88,546,783

Accumulated impairment loss:
Beginning balance	$(1,524,266)	$(1,524,266)
Charge for the year	-	-
Ending balance	(1,524,266)	(1,524,266)

Goodwill, net	$12,330,326	$87,022,517

The Group did not incur impairment loss on goodwill for the years ended February 28, 2014, 2015 and February 29, 2016.